Summary of significant accounting policies (Details Narrative)				12 Months Ended
	Feb. 16, 2024 shares	Oct. 06, 2023 shares	Mar. 23, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2021	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Convenience translation rate | (per share)				$ 0.7320	$ 1.00
Allowance for doubtful accounts for accounts receivable				$ 44,181					$ 60,360		$ 9,802		$ 9,102
Legal fees												$ 504,567	676,321
Shares issued		171,384	2,800,000
Public offering deferred costs											114,794		676,321
Capitalized computer software cost				100,000					200,000		900,000
Impairment of intangible assets				$ 83,229	$ 113,707
Expected dividend yield				0.00%	0.00%
Contract liabilities											103,655		194,300
Contract liabilities, revenue recognized | $					$ 103,655	$ 194,300	78,340
Advertising expense				772,784	1,055,778	911,055	1,037,772
Research and development, net				784,628	1,071,958	1,125,496
Selling and marketing expenses				1,387,728	$ 1,895,914	$ 1,797,033	$ 1,926,003
Government grant				$ 49,857					$ 68,114		25,769		$ 248,067
Diluted				23,729,625	23,729,625	18,461,340	16,250,000
Basic				22,503,377	22,503,377	17,860,622	16,250,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%		10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage						25.85%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage							42.40%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk percentage							15.40%
Supplier Concentration Risk [Member] | Purchases [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage							17.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk percentage							12.80%
Supplier Concentration Risk [Member] | Purchases [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors One [Member]
Product Information [Line Items]
Concentration risk percentage				16.80%	16.80%	29.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors Two [Member]
Product Information [Line Items]
Concentration risk percentage				11.70%	11.70%
Software and Software Development Costs [Member]
Product Information [Line Items]
Estimated useful life				5 years					5 years
IPO [Member]
Product Information [Line Items]
Shares issued	3,555,555		2,800,000
Public offering deferred costs										$ 87,012	$ 114,794